INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments
As at June 30, 2018 and December 31, 2017, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2018	2017
United Freight Carriers LLC ("UFC")	50.00%	50.00%
Golden Opus Inc. ("G. Opus")	—	50.00%
Seateam Management Pte. Ltd ("Seateam")	22.19%	22.19%
Capesize Chartering Ltd ("CCL")	25.00%	25.00%

In 2017, Golden Opus Inc. sold its only vessel to an unrelated third party and repaid its outstanding bank debt. During the six months ended June 30, 2018, Golden Opus Inc. was dissolved.

(in thousands of $)	CCL	UFC	G.Opus	Seateam	Total
At December 31, 2017	—	1,448	45	794	2,287
Dividend received from associated companies	—	(825)	(45)	(271)	(1,141)
Share of income (loss)	—	139	—	185	324
At June 30, 2018	—	762	—	708	1,470